Document and Entity Information	0 Months Ended
Nov. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 03, 2014
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Nov. 03, 2014
Document Effective Date	Nov. 03, 2014
Prospectus Date	Aug. 01, 2014
Direxion S&P 500 (R) Volatility Response Shares | Direxion S&P 500 (R) Volatility Response Shares
Risk/Return:
Trading Symbol	VSPY